Notes Payable - Maturities of Long Term Debt (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
2018		$ 66
2019	$ 0	0
2020	1	1
2021	0	0
2022	700	700
Thereafter	0	0
Total Long Term Debt	$ 755	$ 767